Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2020
19. Contingent liabilities and commitments
Contingent liabilities and commitments
19. Contingent liabilities and commitments
	As at	As at
	30.06.20	31.12.19
Contingent liabilities	£m	£m
Guarantees and letters of credit pledged as collateral security	16,225	17,606
Performance guarantees, acceptances and endorsements	6,739	6,921
Total	22,964	24,527

Commitments
Documentary credits and other short-term trade related transactions	1,162	1,291
Standby facilities, credit lines and other commitments	332,969	333,164
Total	334,131	334,455

In addition to the above, Note 20, Legal, competition and regulatory matters details out further contingent liabilities where it is not practicable to disclose an estimate of the potential financial effect on Barclays.